Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The fair value of assets acquired and liabilities assumed in connection with the 2017 acquisitions described above are summarized in the table that follows:

	Allied World		Grivalia Properties	Fairfax Latam	Other(1)
Acquisition date	July 6, 2017		July 4, 2017	Throughout 2017	Throughout 2017
Percentage of common shares acquired	94.6%		52.6%	100.0%
Assets:
Insurance contract receivables	1,212.5		—	207.1	0.4
Portfolio investments(2)	8,568.7		139.1	249.3	76.0
Recoverable from reinsurers	2,363.6		—	631.4	0.7
Deferred income taxes	—		0.3	38.2	5.0
Goodwill and intangible assets	1,726.9	(3)	—	24.5	384.1
Other assets	223.5		1,020.4	81.0	290.1
	14,095.2		1,159.8	1,231.5	756.3
Liabilities:
Accounts payable and accrued liabilities	300.7		25.3	198.9	167.4
Income taxes payable	3.4		4.2	15.1	1.1
Deferred income taxes	118.0		—	18.0	4.3
Funds withheld payable to reinsurers	193.5		—	9.8	0.1
Insurance contract liabilities	8,467.7		—	821.8	3.0
Borrowings	860.5		137.6	—	83.9
	9,943.8		167.1	1,063.6	259.8
Non-controlling interests	173.5		470.5	—	8.1
Purchase consideration	3,977.9		519.7	167.9	488.4
Excess of fair value of net assets acquired over purchase consideration	—		2.5	—	—
	14,095.2		1,159.8	1,231.5	756.3

(1)
Comprised primarily of the acquisitions of Mosaic Capital and certain AIG branches in Central and Eastern Europe, the acquisition of Pickle Barrel by Recipe, the acquisition of Saurashtra Freight and the consolidation of Fairchem by Fairfax India, and various acquisitions by Quess, Thomas Cook India, Mosaic Capital and Boat Rocker.

(2)	Included subsidiary cash and cash equivalents of Allied World ($1,195.4, of which $4.8 was restricted), Grivalia Properties ($26.3) and Fairfax Latam ($67.2).

(3)	Comprised of goodwill of $937.9 and intangible assets of $789.0 (primarily broker relationships of $574.0, Lloyd's participation rights of $87.0 and brand names of $71.0).

	Toys "R" Us Canada		Other(1)
Acquisition date	May 31, 2018		Throughout 2018
Percentage of common shares acquired	100.0%
Assets:
Insurance contract receivables	—		4.1
Portfolio investments	9.1	(2)	34.3
Recoverable from reinsurers	—		10.0
Deferred income taxes	11.3		1.6
Goodwill and intangible assets(3)	16.8		168.3
Other assets	413.9		130.7
	451.1		349.0
Liabilities:
Accounts payable and accrued liabilities	181.0		102.6
Deferred income taxes	4.4		1.8
Funds withheld payable to reinsurers	—		0.7
Insurance contract liabilities	—		13.9
Borrowings	195.9		22.2
	381.3		141.2
Non-controlling interests	—		4.0
Purchase consideration	41.1		202.4
Excess of fair value of net assets acquired over purchase consideration	28.7		1.4
	451.1		349.0

(1)	Comprised primarily of the acquisitions of Dexterra and AIG's insurance operations in Uruguay, and various acquisitions by Boat Rocker, Recipe and Pethealth.

(2)	Comprised of subsidiary cash and cash equivalents.

(3)	Comprised of goodwill of $146.2 and intangible assets of $38.9 (primarily brand names of $17.3, media content and non-compete agreements at Boat Rocker of $12.1, and customer relationships of $6.1).